12. RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2017
Recoverable Taxes
RECOVERABLE TAXES

12.         RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES

Recoverable taxes	12.31.17	12.31.16
ICMS ("State VAT")	1,681.9	1,575.1
PIS and COFINS ("Federal Taxes to Social Fund Programs")	430.2	331.6
IPI ("Federal VAT") (1)	791.2	201.3
INSS ("Brazilian Social Security")	280.4	280.4
Other	123.9	95.9
(-) Provision for losses	(160.5)	(155.6)
	3,147.1	2,328.7

Current	728.9	846.1
Non-current	2,418.2	1,482.6

Recoverable income and social contribution tax
Income and social contribution tax (IR/CS)	528.3	433.7
(-) Provision for losses	(9.0)	(9.0)
	519.3	424.7
Current	499.3	388.7
Non-current	20.0	36.0

(1)     Main variation refers to adhesion to the tax amnesty program, as disclosed in note 1.6.

The rollforward of the allowance for losses is presented below:

	ICMS ("State VAT")		PIS and COFINS ("Federal Taxes to Social Fund Programs")		Income and social contribution tax		IPI ("Federal VAT")		Other		Total
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Beginning balance	(114.3)	(113.9)	(19.9)	(25.1)	(9.0)	(9.0)	(14.7)	(14.7)	(6.7)	(8.7)	(164.6)	(171.4)
Additions	(37.7)	(28.2)	-	(0.2)	-	-	-	-	(2.3)	(0.3)	(40.0)	(28.7)
Write-offs	29.1	27.8	0.2	5.4	-	-	1.2	-	4.0	0.2	34.5	33.4
Exchange rate variation	-	-	-	-	-	-	-	-	0.6	2.1	0.6	2.1
Ending balance	(122.9)	(114.3)	(19.7)	(19.9)	(9.0)	(9.0)	(13.5)	(14.7)	(4.4)	(6.7)	(169.5)	(164.6)

12.1.     State ICMS (“VAT”)

Due to its (i) export activity, (ii) domestic sales that are subject to reduced tax rates and (iii) acquisition of property, plant and equipment, the Company accumulates tax credits that are offset against debits generated in sales in the domestic market or transferred to third parties.

The Company has ICMS tax credits in the States of Mato Grosso do Sul, Paraná, Minas Gerais, Santa Catarina, Distrito Federal and Rio Grande do Sul, for which Management understands that realization will occur in short or long term, based on a credit recoverability study prepared by Management.

12.2.     PIS and COFINS

Tax credits on Contribution to the Social Integration Program (“PIS”) and Contribution to Social Fund Programs (“COFINS”) arise from credits on purchases of raw materials used in the production of exported products or products that are taxed at zero rate, such as in-natura meat and margarine.

The recovery of these tax credits can be achieved by offsetting them against domestic sales operations of taxed products and other federal taxes or compensation claims.

12.3.     Income and social contribution taxes

These correspond to withholding taxes on marketable securities, interest and prepayments of income and social contribution taxes, which are realizable by offsetting them against other federal taxes.